PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2010 and 2009:

	2010	2009

Office and computer equipment	$29,371	$26,337
Furniture and fixtures	47,686	46,203
	77,057	72,540
Accumulated depreciation	(51,494)	(40,415)
	$25,563	$32,125